Description of Organization and Business Operations	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Description of Organization and Business Operations
Note 1. Organization and Business
WeWork Companies Inc. was founded in 2010. The We Company was incorporated under the laws of the state of Delaware in April 2019 as a direct wholly-owned subsidiary of WeWork Companies Inc. As a result of various legal entity reorganization transactions undertaken in July 2019, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. became the stockholders of The We Company.
Effective October 14, 2020, The We Company changed its legal name to WeWork Inc.
WeWork Inc. holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC. WeWork Inc., through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization.
The legal entity reorganization was accounted for as a transfer among entities under common control and the assets and liabilities transferred were recorded based on historical cost and the financial statements are presented as if the transfer occurred at the beginning of the periods presented. WeWork Companies Inc. is the predecessor of WeWork Inc. for financial reporting purposes.
Our core global business offering integrates space, community, services and technology in 763 locations around the world as of June 1, 2021. Our membership offerings are designed to accommodate our members’ distinct space needs. We provide our members the optionality to choose from a dedicated desk, a private office or a fully customized floor with the flexibility to choose the type of membership that works for them on a monthly subscription basis, through a multi-year membership agreement or on a pay-as-you-go
basis.
The Company’s operations are headquartered in New York.
All references to “we”, “us”, “our”, “WeWork” and the “Company” are references to WeWork Inc. and its subsidiaries on a consolidated basis; and all references to “SBG” are references to SoftBank Group Corp. or a controlled affiliate or subsidiary thereof, but, unless the context otherwise requires, does not include SVF Endurance (Cayman) Limited (“SVFE”) or the SoftBank Vision Fund (AIV M1) L.P. (“SoftBank Vision Fund”).
In October 2019, and as subsequently amended, the Company entered into an agreement with SBG and SoftBank Vision Fund for additional equity and debt financing, as well as a number of changes to the Company’s corporate governance, including changes to the voting rights associated with certain series of the Company’s capital stock (the “Master Transaction Agreement”). The changes associated with this October 2019 agreement, and related agreements and amendments entered into subsequent to October 2019, as described throughout these financial statement notes, are collectively referred to as the “SoftBank Transactions.” SBG is a principal stockholder with representation on the Company’s Board of Directors.
BowX Merger Agreement
On March 25, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, BowX Acquisition Corp. (“BowX”), and BowX Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of BowX (“Merger Sub”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the Business Combination):

•
at the closing of the transactions contemplated by the Merger Agreement (the Closing), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub will merge with and into the Company, the separate corporate existence of Merger Sub will cease and the Company will be the surviving corporation and a wholly owned subsidiary of BowX (the “Merger”);

•
as promptly as practicable following the Closing, the Company will merge with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of BowX (Merger Sub II and such transaction, the “Second Merger”), with Merger Sub II being the surviving entity of the Second Merger;

•
as a result of the Merger, among other things, all outstanding shares of capital stock of the Company (other than shares of Class C common stock of the Company, treasury shares, shares held by stockholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the DGCL and shares of Company stock subject to options, warrants and RSUs) will be cancelled in exchange for the right to receive a number of newly issued shares of Class A common stock, par value $0.0001 per share, of BowX (“BowX Class A Common Stock”) determined using an exchange ratio (the “Exchange Ratio”) which is determined based on a pre-money
enterprise valuation of the Company of approximately $9.0 billion, a $10.00 price per share of BowX Class A Common Stock and the fully diluted equity capitalization of the Company immediately prior to the Closing (which is subject to change between signing and Closing), as described below;

•
shares of Class C common stock of the Company will be cancelled in exchange for the right to receive a number of newly issued shares of Class C common stock, par value $0.0001 per share, of BowX (“Bow X Class C Common Stock”) determined using the Exchange Ratio;

•
outstanding options and warrants to purchase Company stock and RSUs will be converted into the right to receive options or warrants to purchase shares of BowX Class A Common Stock or restricted stock units representing the right to receive shares of BowX Class A Common Stock, as applicable, on the same terms and conditions that are in effect with respect to such options, warrants or RSUs on the day of Closing, subject to adjustments using the Exchange Ratio, as described below; and

•	BowX will immediately be renamed “WeWork Inc.” or such other name as agreed to by the Company and BowX prior to Closing.
The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective stockholders of the Company and BowX, (ii) effectiveness of the proxy statement / registration statement on Form
S-4
filed by BowX in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iv) if a merger control filing is required by the Mexican Federal Economic Competition Commission (the “Comisión Federal de Competencia Económica, COFECE”), COFECE providing clearance of the transactions contemplated by the Merger Agreement, (v) receipt of approval for listing on The Nasdaq Stock Market or The New York Stock Exchange the shares of BowX Class A Common Stock to be issued in connection with the Merger, (vi) that BowX have at least $5.0 million of net tangible assets upon the Closing, (vii) the absence of any injunctions or laws prohibiting the Merger, (viii) the absence of a Company Material Adverse Effect (as defined in the Merger Agreement) on the Company and (ix) customary bringdown of the representations, warranties and covenants of the parties therein.
Another condition to the parties’ obligations to consummate the Merger is that as of the Closing the sum of (x) the amount of cash available in the trust account into which substantially all of the proceeds of BowX’s initial public offering and private placements of its securities have been deposited, after deducting the amount required to satisfy BowX’s obligations to its stockholders (if any) that exercise their rights to redeem all or a portion of their BowX Class A Common Stock pursuant to BowX’s certificate of incorporation and bylaws (but prior to payment of any deferred underwriting commissions being held in the trust account and any transaction expenses of BowX, the Company or their affiliates) plus (y) the amount of the PIPE Investment (as defined below) actually received by BowX prior to or substantially concurrently with the Closing, is equal to or greater than $800.0 million.
The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to use reasonable best efforts to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties not to initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) the Company to prepare and deliver to BowX certain unaudited consolidated financial statements of the Company, (iv) BowX and the Company jointly to prepare, and BowX to file, a proxy statement / registration statement on Form
S-4
and take certain other actions to obtain the requisite approval of BowX stockholders of certain proposals regarding the Business Combination and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.
The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of BowX and the Company, (ii) by the Company or BowX, if certain approvals of the shareholders of BowX are not obtained, (iii) by the Company, if there is an Acquiror Modification in Recommendation (as defined in the Merger Agreement), (iv) by BowX if there is a Company Modification in Recommendation (as defined in the Merger Agreement) (v) by BowX, if certain approvals of the stockholders of the Company are not obtained within certain time periods, or (vi) by either BowX or the Company in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have enacted, issued, promulgated, enforced or entered any final and nonappealable Governmental Order (as defined in the Merger Agreement) that has the effect of making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before October 31, 2021, subject to extension by sixty (60) days in certain circumstances (the “Agreement End Date”).
Certain Related Agreements
Subscription Agreements
On March 25, 2021, concurrently with the execution of the Merger Agreement, BowX entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 80,000,000 shares of BowX Class A Common Stock for $10.00 per share, for an aggregate subscription price equal to $800.0 million, (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.
The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (i) such date and time as the Merger Agreement is terminated in accordance with its terms; (ii) the mutual written agreement of the parties to such Subscription Agreement; (iii) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied on or prior to the Closing and, as a result thereof, the transactions contemplated by the Subscription Agreement fail to occur; and (iv) the Agreement End Date.
For two key anchor investors, each with an aggregate investment amount of $125.0 million (collectively, the “Key Anchor Investors”), the obligation to close under the Subscription Agreements is further conditioned upon the total investment by the PIPE Investors equaling or exceeding $700.0 million, with such amount including (i) an investment of at least $125.0 million in the aggregate from the other Key Anchor Investor and its affiliates and any investment funds controlled by their affiliates, (ii) an investment of at least $15.0 million from investors identified, cultivated or referred by Bow Capital or otherwise associated with Bow Capital, and (iii) an investment of at least $10.0 million in the aggregate from The Obsidian Master Fund and its affiliates and any investment funds controlled by its affiliates.
Sponsor Support Agreement
On March 25, 2021, the Company entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), with BowX Sponsor, LLC (the “Sponsor”) and other persons party thereto (the “Sponsor Persons”), pursuant to which the Sponsor and the Sponsor Persons agreed to, among other things, (i) cause to be forfeited 3,000,000 shares of Class B common stock, par value $0.0001 per share, of BowX held by the Sponsor and certain other persons and (ii) vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.
Stockholder Support Agreement
On March 25, 2021, the Company entered into Stockholder Support Agreements (the “Stockholder Support Agreements”), with BowX and certain stockholders of the Company (the “Key Stockholders”). Pursuant to the Stockholder Support Agreements, the Key Stockholders agreed to, among other things, execute and deliver a written consent adopting the Merger Agreement and related transactions and approving the Business Combination with respect to the outstanding shares of the Company common stock and preferred stock held by the Key Stockholders on the terms and subject to the conditions set forth therein. The shares of the Company that are subject to the Stockholder Support Agreements represent a majority of the outstanding voting power of the Company’s capital stock (voting as a single class and on an as converted basis) and a majority of outstanding senior preferred stock held by stockholders other than SBG and its affiliates sufficient to approve certain transactions contemplated by the Business Combination for purposes of certain Company charter provisions.
Transfer Restrictions and Registration Rights
The Merger Agreement contemplates that, at the Closing, BowX, the Company, the Sponsor, the Key Stockholders and certain of their respective affiliates will enter into an amended and restated registration rights Agreement (the Registration Rights Agreement), pursuant to which BowX will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of BowX Class A Common Stock and other equity securities of BowX that are held by the parties thereto from time to time. In certain circumstances, various parties in the Registration Rights Agreement can collectively demand up to nine underwritten offerings and will be entitled to piggyback registration rights, in each case subject to certain limitations set forth in the Registration Rights Agreement.
Additionally, in connection with the Business Combination, the Sponsor and certain of the Company’s officers, directors and stockholders entered into a lock-up
agreement (the
“Lock-Up
Agreement”) pursuant to which they
agreed not to (i) sell or otherwise dispose of, or agree to sell or dispose of, directly or indirectly, any shares of BowX Class A Common Stock held by such persons immediately after the Closing or any shares of BowX Class A Common Stock issuable upon the exercise of options, warrants or other convertible securities to purchase shares of BowX Class A Common Stock held by such persons immediately after the Closing
(“Lock-Up
Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of such
Lock-Up
Shares, or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii) (each such action, a “Transfer”), for one year or nine months, as the case may be, after the Closing (the
“Lock-Up
Period”).
The foregoing description of the Merger Agreement, Subscription Agreements, Sponsor Support Agreement, Stockholder Support Agreement, Registration Rights Agreement and
Lock-Up
Agreement, and the transactions contemplated thereby is not complete and is supplemented by the
8-K/A
(as defined below).
Credit Support Letter (LC)
On March 25, 2021, WeWork Companies LLC, SBG and BowX entered into a letter agreement (the “Credit Support Letter”) pursuant to which SBG has committed to consent to an extension of the termination date of the Credit Agreement from February 10, 2023 to no later than February 10, 2024 (the “LC Facility Termination Extension”), subject to the terms and conditions set forth therein. Any LC Facility Termination Extension will require the requisite consent of the lenders thereunder.
Credit Support Letter (SSN)
On March 25, 2021, the Company and an affiliate of SBG entered into a letter agreement pursuant to which the Company and an affiliate of SBG have agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes (as amended and restated, the “A&R Senior Secured Note Purchase Agreement”) on the earlier of (i) the Closing and (ii) August 12, 2021. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow up to an aggregate principal amount of $550.0 million of senior secured debt in the form of new 7.5% senior secured notes (the “A&R Senior Secured Notes”). It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Warrants
Concurrently with and contingent upon the Closing, BowX will issue to SBWW or its designees one or more warrants (collectively, the “First Warrant”) to purchase a number of shares of BowX Class A Common Stock (rounded to the nearest whole share) equal to 47,366,404 multiplied by the Exchange Ratio, subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent). The First Warrant will expire on the tenth (10th) anniversary of the Closing.
Although the First Warrant will be issued by BowX, solely for purposes of calculating the Exchange Ratio used in the Business Combination, the First Warrant is treated in the same manner as a hypothetical outstanding warrant to purchase 47,366,404 class A common shares of the Company at an exercise price of $0.01.
Additionally, concurrently with and contingent upon the LC Facility Termination Extension, BowX will issue to SBG or its designees one or more warrants (collectively, the “LC Warrant”) to purchase a number of shares of BowX Class A Common Stock (rounded to the nearest whole share) equal to 14,431,991 multiplied by the Exchange Ratio, subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent). The LC Warrant would expire on the tenth (10th) anniversary of the date of issuance.
We Company Partnership
Under the partnership agreement for the We Company Partnership, vested WeWork Partnerships Profits Interest Units (“PIUs”) can, at the election of the holder of the PIUs, be (a) converted into WeWork Partnerships Class B Common Units, or (b) exchanged (along with the corresponding shares of WeWork Class C Common Stock) for (at WeWork’s election) shares of WeWork Class B Common Stock or cash of an equivalent value, assuming that the value of a share of WeWork Class A Common Stock exceeds the per-unit
distribution threshold for these PIUs (which generally represents the liquidation value of a share of WeWork Class A Common Stock on the date such PIUs were granted). The exchange value takes into account, among other things, the value of a share of WeWork Class A Common Stock and the catch-up
base amount of the PIUs being exchanged. A
catch-up
base amount is similar to an option exercise price and represents, for each PIU exchanged, the value of a share of common stock that the holder of PIUs will not receive upon exchange. A higher value and a lower catch-up
base amount each generally results in more shares of class B common stock being issued to the exchanging holder (except the number of shares of class B common stock issuable upon exchange of each PIU can never be greater than one).
Under the Company’s amended and restated certificate of incorporation, following the threshold automatic conversion on February 26, 2021, any newly-issued shares of WeWork Class B Common Stock exchanged from vested PIUs will, immediately after such issuance, automatically convert into shares of WeWork Class A Common Stock.
In connection with the Business Combination, the partnership agreement for the WeWork Partnership will be amended at the Closing to implement mechanical changes to reflect the conversion of shares of capital stock of the Company to shares of BowX Class A Common Stock (including the conversion of shares of class C common stock into shares of Class C Common stock of BowX). Specifically, the number of outstanding partnership interests (including all PIUs) will be adjusted to equal the number of shares of the corresponding class of common stock of BowX (which, in the case of the PIUs, is the Class C Common stock of BowX), taking into account the Exchange Ratio in the Merger. The distribution threshold and catch-up
base amount for the PIUs will also be equitably adjusted to maintain the pre-Business
Combination economics of the PIUs. The distribution threshold for Adam Neumann’s PIUs may be subject to downward adjustment based on closing date pricing of the Business Combination. Following the Business Combination, vested PIUs can, at the election of the holder of the PIUs, be (a) converted into WeWork Partnerships Class A Common Units or (b) exchanged (along with the corresponding shares of BowX Class C Common Stock) for (at BowX’s election) shares of BowX Class A Common Stock or cash of an equivalent value.

Note 1. Organization and Business
WeWork Companies Inc. was founded in 2010. The We Company was incorporated under the laws of the state of Delaware in April 2019 as a direct wholly-owned subsidiary of WeWork Companies Inc. As a result of various legal entity reorganization transactions undertaken in July 2019, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. became the stockholders of The We Company.
Effective October 14, 2020, The We Company changed its legal name to WeWork Inc.
WeWork Inc. holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC. WeWork Inc., through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization.
The legal entity reorganization was accounted for as a transfer among entities under common control and the assets and liabilities transferred were recorded based on historical cost and the financial statements are presented as if the transfer occurred at the beginning of the periods presented. WeWork Companies Inc. is the predecessor of WeWork Inc. for financial reporting purposes.
Our core global business offering integrates space, community, services and technology in 851 locations around the world as of December 1, 2020. Our membership offerings are designed to accommodate our members’ distinct space needs. We provide our members the optionality to choose from a dedicated desk, a private office or a fully customized floor with the flexibility to choose the type of membership that works for them on a monthly subscription basis, through a multi-year membership agreement or on a pay-as-you-go basis.
The Company’s operations are headquartered in New York.
All references to “we”, “us”, “our”, “WeWork” and the “Company” are references to WeWork Inc. and its subsidiaries on a consolidated basis; and all references to “SBG” are references to SoftBank Group Corp. or a controlled affiliate or subsidiary thereof, but, unless the context otherwise requires, does not include SVF Endurance (Cayman) Limited (“SVFE”) or SoftBank Vision Fund (AIV M1) L.P. (“SoftBank Vision Fund”).
In October 2019, and as subsequently amended, the Company entered into an agreement with SBG and SoftBank Vision Fund for additional equity and debt financing, as well as a number of changes to the Company’s corporate governance, including changes to the voting rights associated with certain series of the Company’s capital stock (the “Master Transaction Agreement”). The changes associated with this October 2019 agreement, and related agreements and amendments entered into subsequent to October 2019, as described throughout these financial statement notes, are collectively referred to as the “SoftBank Transactions”. SBG is a principal stockholder with representation on the Company’s Board of Directors.

BOWX ACQUISITION CORP [Member]
Description of Organization and Business Operations
Note 1—Description of Organization and Business Operations
Organization and General
BowX Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on May 19, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination (“Business Combination”) with one or more operating businesses or entities that it has not yet selected. The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company has neither engaged in any operations nor generated revenue to date. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).
As of June 30, 2021, the Company had not commenced any operations. All activity for the period from May 19, 2020 (inception) through June 30, 2021 had been related to the Company’s formation and the initial public offering (“Initial Public Offering”) described below, and since the offering, the search for a prospective Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income on investments held in the Trust Account (as defined below).
Sponsor and Financing
The Company’s sponsor is BowX Sponsor, LLC, a Delaware limited liability company of which Vivek Ranadivé, the Company’s Chairman of the Board and
Co-Chief
Executive Officer, and Murray Rode, the Company’s
Co-Chief
Executive Officer and Chief Financial Officer, are the managing members (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 4, 2020. On August 7, 2020, the Company consummated its Initial Public Offering of 42,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $420.0 million, and incurring offering costs of approximately $23.6 million, inclusive of $14.7 million in deferred underwriting commissions (Note 5). On August 10, 2020, the underwriter exercised the over-allotment option to purchase an additional of 6,300,000 Units at the Initial Public Offering price at $10.00 per Unit and the Company consummated the sale of such Units on August 13, 2020, generating additional gross proceeds of $63.0 million, and incurring additional offering costs of approximately $3.5 million, inclusive of approximately $2.2 million in deferred underwriting commissions.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,933,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to certain of the Company’s initial stockholders and certain funds and accounts managed by subsidiaries of BlackRock, Inc (the “Private Placement Warrants Purchasers”), generating gross proceeds of $10.4 million (Note 4), and incurring offering costs of approximately $8,000. In connection with the consummation of the sale of additional Units pursuant to the underwriter’s over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million.
Trust Account
Upon the closing of the Initial Public Offering and the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and Private Placement Warrants in the Private Placement were placed in a trust account (“Trust
Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and held as cash or invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Pursuant to stock exchange listing rules, the Company must complete an initial Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in Trust Account will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any of Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend certain provisions of the Company’s amended and restated certificate of incorporation prior to an initial Business Combination and (iii) the redemption of 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below).
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.
In connection with the proposed transaction with WeWork described below, the Company will seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which Public Stockholders may seek to redeem their Public Shares, regardless of whether they vote for or against the Business Combination or do not vote at all, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. The Company will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Company’s initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.
A stockholder will have the right to redeem such holder’s Public Shares for an amount in cash equal to such holder’s pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. As a result, such common stock has been recorded at redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standard Board (“FASB”), Accounting Standard Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account was initially $10.00 per Public Share.
The Company has 24 months from the closing of the Initial Public Offering, or August 7, 2022, to complete its initial Business Combination (the “Combination Period”). If the Company does not complete a Business Combination within this period of time (and stockholders do not approve an amendment to the amended and restated certificate of incorporation to extend this date), it will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable
in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Company’s Sponsor and the other holders of the Founder Shares (as defined below), excluding funds and accounts managed by subsidiaries of BlackRock, Inc
.
(the “initial stockholders”), have entered into agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares in the event the Company does not complete a Business Combination within the required time period; provided, however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire Public Shares in or after the Initial Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period. In the event of such distribution, it is possible that the per share value in the Trust Account will be less than the price per Unit sold in the Initial Public Offering.
Proposed Business Combination
On March 25, 2021, the Company, BowX Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”) and a direct, wholly owned subsidiary of the Company, and WeWork Inc., a Delaware corporation (“WeWork”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other transactions, on the terms and conditions set forth therein, Merger Sub is to merge with and into WeWork (the “First Merger”), with WeWork surviving the First Merger as a wholly owned subsidiary of the Company (WeWork, in its capacity as the surviving corporation of the First Merger, is sometimes referred to as the “Surviving Corporation”); and as promptly as practicable and as part of the same overall transaction as the First Merger, such Surviving Corporation will be merged with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company (“Merger Sub II”) and a direct wholly owned subsidiary of the Company (the “Second Merger” and, together with the First Merger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”), with Merger Sub II being the surviving entity of the Second Merger (Merger Sub II, in its capacity as the surviving entity of the Second Merger, is sometimes referred to herein as the “Surviving Entity”). In connection with the Closing (as defined herein), BowX intends to change its name to WeWork Inc. (such post-Closing entity, “New WeWork”).
As a result of and upon the Closing, among other things, all outstanding shares of WeWork capital stock as of the First Merger (other than shares of WeWork Class C common stock, treasury shares, the dissenting shares and shares of WeWork capital stock reserved in respect of WeWork awards) will be cancelled in exchange for the right to receive an aggregate of 655,300,000 shares of New WeWork Class A common stock (at a deemed value of $10.00 per share) representing a pre-transaction
equity value of WeWork of approximately $7.9 billion (the
“Aggregate Merger Consideration”). An additional 80,000,000 shares of New WeWork Class A common stock will be purchased (at a price of $10.00 per share) at the Closing by certain third-party investors (collectively, the “PIPE Investors”), for a total aggregate purchase price of $800,000,000 (the “PIPE Investment”). The proceeds of the PIPE Investment, together with the amounts remaining in the Company’s trust account will be retained by New WeWork following the Closing.
Liquidity and Capital Resources
The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of June 30, 2021, the Company had approximately $506,000 of cash in its operating account and approximately $2.9 million of working capital deficit.
Through June 30, 2021, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Chairman and
Co-Chief
Executive Officer to cover for certain offering costs in exchange for the issuance of the Founder Shares, the loan under the Note of approximately $110,000 (see Note 4) to the Company to cover for offering costs in connection with the Initial Public Offering. Subsequent to the consummation of the Initial Public Offering on August 7, 2020, the liquidity needs have been satisfied through the remaining balance of the Note and advancement of funds of approximately $45,000 from a related party, for total outstanding balance of Note and advances of approximately $195,000, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note and advances on August 7, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). To date, there were no amounts outstanding under any Working Capital Loans.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Description of Organization and Business Operations
Organization and General
BowX Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on May 19, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination (“Initial Business Combination”) with one or more operating businesses or entities that it has not yet selected (a “target business”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company initially intends to focus its search on target businesses in the technology, media and telecommunications industries. The Company has neither engaged in any operations nor generated revenue to date. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from May 19, 2020 (inception) through December 31, 2020 had been related to the Company’s formation and the IPO described below, and since the offering, the search for a prospective Initial Business Combination. The Company will not generate any operating revenue until after the completion of its Initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of income earned on investments or cash and cash equivalents in the Trust Account (as defined below). The Company has selected December 31 as its fiscal year end.
Sponsor and Financing
The Company’s sponsor is BowX Sponsor, LLC, a Delaware limited liability company of which Vivek Ranadivé, the Company’s Chairman of the Board and
Co-Chief
Executive Officer, and Murray Rode, the Company’s
Co-Chief
Executive Officer and Chief Financial Officer, are the managing members (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on August 4, 2020. On August 7, 2020, the Company consummated its IPO of 42,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $420.0 million, and incurring offering costs of approximately $23.6 million, inclusive of $14.7 million in deferred underwriting commissions (Note 4). On August 10, 2020, the underwriter exercised the over-allotment option to purchase an additional of 6,300,000 Units at $10.00 per Unit and the Company consummated the sale of such Units on August 13, 2020, generating additional gross proceeds of $63.0 million, and incurring additional offering costs of approximately $3.5 million, inclusive of approximately $2.2 million in deferred underwriting commissions.
Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 6,933,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to certain of the Company’s initial stockholders and certain funds and accounts managed by subsidiaries of BlackRock, Inc
.
(the “Private Placement Warrants Purchasers”), generating gross proceeds of $10.4 million (Note 4), and incurring offering costs of approximately $8,000. In connection with the consummation of the sale of additional Units pursuant to the underwriter’s over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million, and incurring offering costs of approximately $1,000.
Trust Account
Upon the closing of the IPO and the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the IPO and Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and held as cash or invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Pursuant to stock exchange listing rules, the Company must complete an initial Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in Trust Account will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any of Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend certain provisions of the Company’s amended and restated certificate of incorporation prior to an initial Business Combination and (iii) the redemption of 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below).
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its IPO, although substantially all of the net proceeds of the IPO are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which Public Stockholders may seek to redeem their Public shares, regardless of whether they vote for or against the Business Combination or do not vote at all, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide the Public Stockholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. Except as required by applicable law, the decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Company’s initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a stockholder will have the right to redeem such holder’s Public Shares for an amount in cash equal to such holder’s pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. As a result, such common stock has been recorded at redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standard Board (“FASB”), Accounting Standard Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account was initially $10.00 per Public Share.
The Company will only have 24 months from the closing of the IPO, or August 7, 2022, to complete its initial Business Combination (the “Combination Period”). If the Company does not complete a Business Combination within this period of time (and stockholders do not approve an amendment to the amended and restated certificate of incorporation to extend this date), it will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Company’s Sponsor and the other holders of the Founder Shares (as defined below), excluding funds and accounts managed by subsidiaries of BlackRock, Inc
.
(the “initial stockholders”), have entered into agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below) in the event the Company does not complete a Business Combination within the required time period; provided, however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire Public Shares in or after the IPO, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period. In the event of such distribution, it is possible that the per share value in the Trust Account will be less than the price per Unit sold in the IPO.
Liquidity and Capital Resources
As of December 31, 2020, the Company had approximately $0.9 million of cash in its operating account and approximately $227,000 of investment income in the Trust Account.
Through December 31, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Chairman and
Co-Chief
Executive Officer to cover for certain offering costs in exchange for the issuance of the Founder Shares (as defined below), the loan under the Note of approximately $150,000 (see Note
5) to the Company to cover for offering costs in connection with the IPO. Subsequent to the consummation of the IPO on August 7, 2020, the liquidity needs have been satisfied through the remaining balance of the Note and advancement of funds of approximately $45,000 from a related party, for total outstanding balance of Note and advances of approximately $195,000, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note and advances on August 7, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loans.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.